Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the allocation of the acquisition-date fair value of the major classes of the assets acquired, which are presented primarily in the Central and Northeast G&P segments, liabilities assumed, noncontrolling interest, and equity at July 1, 2014. The fair value of accounts receivable acquired equaled contractual amounts receivable. Changes to the preliminary allocation disclosed in Exhibit 99.1 of the Form 8-K dated May 6, 2015, which were recorded in the first quarter of 2015, reflect an increase of $150 million in Property, plant, and equipment and $25 million in Goodwill, and a decrease of $168 million in Other intangible assets and $7 million in Investments. These adjustments during the measurement period were not considered significant to require retrospective revisions of our financial statements.

(Millions)
Accounts receivable	$168
Other current assets	63
Investments	5,865
Property, plant, and equipment	7,165
Goodwill	499
Other intangible assets	8,841
Current liabilities	(408)
Debt	(4,052)
Other noncurrent liabilities	(9)
Noncontrolling interest in ACMP’s subsidiaries	(958)
Noncontrolling interest representing ACMP public unitholders	(6,544)
Equity	(10,630)

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma Revenues and Net income attributable to controlling interests for the years ended December 31, 2014 and 2013, are presented as if the ACMP Acquisition had been completed on January 1, 2013. These pro forma amounts are not necessarily indicative of what the actual results would have been if the acquisition had in fact occurred on the date or for the periods indicated, nor do they purport to project Revenues or Net income attributable to controlling interests for any future periods or as of any date. These amounts do not give effect to any potential cost savings, operating synergies, or revenue enhancements to result from the transactions or the potential costs to achieve these cost savings, operating synergies, and revenue enhancements.

	December 31,
	2014	2013
	(Millions)
Revenues	$7,953	$7,881
Net income attributable to controlling interests	$1,376	$1,172